Share-Based Compensation (Details) - Schedule of summary of the option activity - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Schedule Of Summary Of The Option Activity Abstract
Number of Options Outstanding, Beginning Balance	1,865,094
Weighted Average Exercise Price Outstanding, Beginning Balance	$ 2.93
Weighted Average Remaining Contractual Term (Years) Outstanding Beginning Balance	8 years 10 months 24 days	6 years 4 months 24 days
Aggregate Intrinsic Value (000’s) Outstanding, Beginning Balance
Number of Options, Granted		550,000
Weighted Average Exercise Price, Granted		$ 4.81
Weighted Average Remaining Contractual Term (Years), Granted		9 years 10 months 24 days
Aggregate Intrinsic Value (000’s), Granted
Number of Options, Exercised	(11,959)	(5,500)
Weighted Average Exercise Price, Exercised	$ 1.8
Weighted Average Remaining Contractual Term (Years), Exercised		8 years 8 months 12 days
Aggregate Intrinsic Value (000’s), Exercised
Number of Options, Forfeited	(17,800)	(234,500)
Weighted Average Exercise Price, Forfeited	$ 1.8	$ 0.3
Weighted Average Remaining Contractual Term (Years), Forfeited		8 years 8 months 12 days
Aggregate Intrinsic Value, Forfeited
Number of Options, Ending Balance	1,835,335	1,865,094
Weighted Average Exercise Price, Ending Balance	$ 2.95	$ 2.93
Weighted Average Remaining Contractual Term (Years), Ending Balance	8 years 6 months 14 days	8 years 10 months 24 days
Aggregate Intrinsic Value (000’s), Ending Balance	$ 14,509,120
Number of Options, Exercisable during period	553,326	1,195,550
Weighted Average Exercise Price, Exercisable during period	$ 1.8	$ 1
Weighted Average Remaining Contractual Term (Years), Exercisable during period	8 years 2 months 15 days	8 years 8 months 15 days
Aggregate Intrinsic Value (000’s), Exercisable during period	$ 5,018,458	$ 4,543,090